PROVISION FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2021
Provision For Reclamation And Rehabilitation [Abstract]
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Guanaceví	Bolañitos	El Cubo	El Compas	Total
Balance at December 31, 2019	$2,182	$1,848	$4,249	$124	$8,403

Accretion	39	30	296	9	374
Change in estimates during the year	-	99	-	-	99
Balance at December 31, 2020	$2,221	$1,977	$4,545	$133	$8,876

Accretion	100	83	70	9	262
Disposals	-	-	(4,615)	-	(4,615)
Change in estimates during the year	1,676	1,177	-	21	2,874
Balance at December 31, 2021	$3,997	$3,237	$-	$163	$7,397